SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION

DWS GNMA Fund

The following information replaces the existing table for DWS GNMA Fund in “Part I: Appendix I-D – Portfolio Management” of the fund’s Statement of Additional Information. The information is provided as of the fund’s most recent fiscal year end.

DWS GNMA Fund

Fund Ownership of Portfolio Managers

Name of Portfolio Manager	Dollar Range of Fund Shares Owned	Dollar Range of All DWS Fund Shares Owned
Hyun Lee	$0	$0
James Kole	$0	$0
Thomas J. Sweeney	$10,001 - $50,000	$100,001 - $500,000
Bob Mogalapu	$0	$0

Conflicts of Interest

DWS GNMA Fund

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance Based Fee	Total Assets of Performance Based Fee Accounts
Hyun Lee	0	$0	0	$0
James Kole	0	$0	0	$0
Thomas J. Sweeney	1	$1,147,173,212	0	$0
Bob Mogalapu	0	$0	0	$0

Other Pooled Investment Vehicles Managed:

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance-Based Fee Accounts
Hyun Lee	0	$0	0	$0
James Kole	0	$0	0	$0

January 15, 2025

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Thomas J. Sweeney	0	$0	0	$0
Bob Mogalapu	0	$0	0	$0

Other Accounts Managed:

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance-Based Fee	Total Assets of Performance Based Fee Accounts
Hyun Lee	0	$0	0	$0
James Kole	0	$0	0	$0
Thomas J. Sweeney	26	$3,457,088,921	0	$0
Bob Mogalapu	0	$0	0	$0

Please Retain This Supplement for Future Reference

January 15, 2025

SAISTKR24-34